Commitments - Capital and Raw Material Commitment (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contractual Commitments
PROPERTY, PLANT AND EQUIPMENT	$ 92	$ 51
INTANGIBLE ASSETS	14	22
No later than one year
Disclosure Of Contractual Commitments
PROPERTY, PLANT AND EQUIPMENT	84	51
INTANGIBLE ASSETS	8	8
Later than one year but no later than five years
Disclosure Of Contractual Commitments
PROPERTY, PLANT AND EQUIPMENT	8	0
INTANGIBLE ASSETS	6	14
More than five years
Disclosure Of Contractual Commitments
PROPERTY, PLANT AND EQUIPMENT	0	0
INTANGIBLE ASSETS	$ 0	$ 0